Investments - Operating Lease Asset - Summary of future minimum lease payments (Parenthetical) (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025 USD ($) Lease	Dec. 31, 2024 USD ($) Lease
Ground lease by STORE capital
Lessee, Lease, Description [Line Items]
Long-term lease commitment	$ 85,700	$ 86,500
Ground lease by STORE capital tenants
Lessee, Lease, Description [Line Items]
Total lease payments	$ 117,100
Number of ground lease payments based on level of tenant's sales | Lease	1	3
Ground leases
Lessee, Lease, Description [Line Items]
Total lease payments	$ 120,607	$ 129,168
Ground leases | Ground lease by STORE capital
Lessee, Lease, Description [Line Items]
Total lease payments	3,501	3,544
Ground leases | Ground lease by STORE capital tenants
Lessee, Lease, Description [Line Items]
Total lease payments	$ 117,106 [1]	$ 125,624

[1]	STORE Capital’s tenants, who are generally sub-tenants under the ground leases, are responsible for paying the rent under these ground leases. In the event the tenant fails to make the required ground lease payments, the Company would be primarily responsible for the payment, assuming the Company does not re-tenant the property or sell the leasehold interest. Of the total $117.1 million commitment, $85.7 million is due for periods beyond the current term of the Company’s leases with the tenants. Amounts exclude contingent rent due under one lease where the ground lease payment, or a portion thereof, is based on the level of the tenant’s sales.